Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

9. DEBT

The Company’s debt as of March 31, 2022 and December 31, 2021 is presented below:

	March 31, 2022	December 31, 2021
First Lien Loan	$—	$24,028
Second Lien Loan	—	20,000
Monroe Term Loans	90,000	—
Unamortized discounts and debt issuance costs	(1,710)	(437)
Total secured loans	$88,290	$43,591

ROAR 1 SPV Credit Facility	$83,000	$78,000
ROAR 2 SPV Credit Facility	73,000	68,000
Unamortized discounts and debt issuance costs	(3,375)	(3,000)
Total other debt	$152,625	$143,000

For more information regarding debt instruments outstanding as of December 31, 2021, see Part II, Item 8 “Debt” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021.

Monroe Term Loans — In March 2022, the Company entered into a credit agreement (the “Monroe Credit Agreement”) with certain financial institutions from time to time party thereto, as lenders, and Monroe Capital Management Advisors, LLC, as administrative agent and lead arranger (“Monroe Capital”). The Monroe Credit Agreement provides for the following:

•        $70,000 aggregate principal amount of term loans (the “Term A-1 Loans”), available to be drawn at the closing date;

•        $20,000 aggregate principal amount of term loans (the “Term A-2 Loans”), as described further below;

•        $20,000 aggregate principal amount of delayed draw term loans (the “Term B Loans”), which are available to be drawn for a period of 18-months following the closing date, subject to certain conditions set forth in the Monroe Credit Agreement; and

•        subject to certain conditions set forth in the Monroe Credit Agreement, the ability to incur incremental commitments of up to $60,000 million aggregate principal amount of Term A-1 Loans or Term B Loans (the “Incremental Term Loans”; the Term A-1 Loans, the Term A-2 Loans, the Term B Loans and, if applicable, the Incremental Term Loans, collectively, the “Monroe Term Loans”).

In connection with the foregoing, the Company borrowed Term A-1 Loans in an aggregate principal amount of $70.0 million. Proceeds of the Term A-1 Loans were used (a) to repay in full the approximately $24.0 million aggregate principal amount outstanding under the Company’s existing first lien loan facility with Silicon Valley Bank, as lender (the “First Lien Loan”), including accrued and unpaid interest and related fees, (b) to pay transaction-related fees and expenses and (c) for general corporate purposes and working capital needs of the Company and its subsidiaries. With respect to the Term A-2 Loans, pursuant to the Monroe Credit Agreement, the lenders thereunder were deemed to have rolled over their $20.0 million aggregate principal amount of term loans outstanding under the Borrower’s existing second lien loan with affiliates of Monroe Capital (the “Second Lien Loan”) in the same aggregate principal amount as their respective commitments with respect to the Term A-2 Loans, following which all obligations in respect of the Second Lien Loan were deemed to be satisfied and paid in full.

The Term A-1 Loans and Term B Loans bear annual interest, payable monthly, at a floating rate measured by reference to, at the Company’s option, either (a) a base rate then in effect (equal to the greater of (i) the federal funds rate plus 0.50%, (ii) the prime rate, (iii) 2.00% and (iv) an adjusted one-month Secured Overnight Financing Rate (“SOFR”) (subject to a floor of 1.00%) plus 1.00%) plus an applicable margin ranging from 6.00% to 8.25% per annum, depending on whether the “EBITDA Trigger Date” has occurred, the Company’s “Enterprise Value” and, once the EBITDA Trigger Date has occurred, its “Total Debt to EBITDA Ratio” (as such terms are defined in the Monroe Credit Agreement) or (b) an adjusted one-month or three-month SOFR (subject to a floor of 1.00%) plus an applicable margin ranging from 7.00% to 9.25% per annum, depending on whether the EBITDA Trigger Date has occurred, the Company’s Enterprise Value and, once the EBITDA Trigger Date has occurred, its Total Debt to EBITDA Ratio. The Term A-2 Loans bear annual interest, payable monthly, at the greater of (i) 12% and (ii) a floating rate measured by reference to the prime rate plus 5.75% per annum, subject to a cap of 15%. The interest rate as of March 31, 2022 on the Term A-1 Loans and Term A-2 Loans was 9.50% and 12.00%, respectively.

The Term A-1 Loans and the Term B Loans mature on March 24, 2026, and the Term A-2 Loans mature on May 1, 2023. The Monroe Term Loans may be prepaid at the Company’s option at any time, in minimum principal amounts, and are subject to mandatory prepayment in an amount equal to 100% of the net cash proceeds upon the occurrence of certain asset dispositions and equity and debt offerings, 100% of certain extraordinary cash receipts and 0 – 50% of certain excess cash flow, in each case as specified in the Monroe Credit Agreement and subject to certain reinvestment rights as set forth in the Monroe Credit Agreement. Upon the occurrence of certain triggering events, including any prepayment of any Monroe Term Loans for any reason (subject to limited exceptions), the Company is required to pay a premium ranging from 0.00% to 3.00% of the principal amount of such prepayment depending on the Monroe Term Loans repaid and the date of the prepayment, plus, in the case of any Monroe Term Loans other than Term A-2 Loans and in the event the prepayment occurs within 12 months after the closing date, all interest that would have otherwise been payable on the amount of the principal prepayment from the date of prepayment to and including the date that is 12 months after the closing date.

The Monroe Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including financial covenants with respect to minimum adjusted revenue, EBITDA, liquidity and unrestricted cash (all as defined in the Monroe Credit Agreement). The negative covenants, among other things, limit or restrict the ability of the “Loan Parties” (as defined in the Monroe Credit Agreement) and their subsidiaries to: incur additional indebtedness; incur additional liens; make dividends, distributions and other restricted payments; merge, consolidate, sell, transfer, dispose of, convey or lease assets or equity interests; purchase or otherwise acquire assets or equity interests; modify organizational documents; enter into certain transactions with affiliates; enter into restrictive agreements; engage in other business activities; and make investments.

The obligations under the Monroe Credit Agreement are guaranteed by MoneyLion Inc., as parent, and each of its direct and indirect existing and future wholly-owned subsidiary, other than SPVs, certain foreign subsidiaries, certain regulated subsidiaries and certain other excluded subsidiaries (the “Guarantors”). The Monroe Credit Agreement is entered into by MoneyLion Technologies Inc. The Monroe Credit Agreement is secured with a perfected, first-priority security interest in substantially all tangible and intangible assets of MoneyLion Technologies Inc. and each Guarantor, subject to certain customary exceptions.

The settlement of the First Lien Loan was accounted for as a debt extinguishment and the Second Lien Loan was accounted for as a debt modification resulting in total expense recognized of $730 comprised of settlement fees and the write off of unamortized deferred financing costs.

9. DEBT

SPV Debt Agreements — In March 2018, and then in April 2018, IIA Notes SPV II LLC and IIA Notes SPV III LLC, indirect wholly owned subsidiaries of the Company, entered into Loan and Security Agreements (the “SPV Debt Agreements”) with separate lenders establishing a total credit facility of a minimum of $20.0 million, which could have been increased to $27.0 million upon mutual agreement between the lenders and the Company. The SPV Debt Agreements matured at various dates through 2020 and carried a total interest rate of 14%. The Company borrowed a total of $22.0 million under these credit facilities. In January 2019, the Company repaid $11.0 million of the secured debt outstanding under the SPV Debt Agreements. In August 2020, IIA Notes SPV III LLC repaid in full the approximately $11.5 million that remained outstanding under the SPV Debt Agreements and terminated the facility.

6.75% Bank Loan — In September 2018, the Company entered into a Loan and Security Agreement (the “6.75% Bank Loan”) with a bank for a 6.75% $20 million loan. Interest only was payable monthly through September 27, 2019. According to the terms of the 6.75% Bank Loan, the outstanding principal on that date was converted to a term loan payable with principal and interest payable in 36 monthly installments, maturing on September 27, 2022. The 6.75% Bank Loan was paid off in 2020.

Second Lien Loan — In April 2020, the Company entered into a Loan and Security Agreement (“Second Lien Loan”) with a lender for a second-lien loan facility with an initial principal balance of $5,000. The Second Lien Loan bears interest at the greater of (a) 12%, and (b) a fluctuating rate of interest per annum equal to the Wall Street Journal Prime Rate plus 5.75%, not to exceed 15%. As of December 31, 2021, the interest rate was 12%. Interest only is payable until April 30, 2022, and thereafter outstanding principal will be repaid in twelve equal installments through the facility maturity date of May 1, 2023. The Second Lien Loan is secured by substantially all assets of the Company, including capital stock of all subsidiaries, except for capital stock and assets in certain excluded subsidiaries, as defined, including IIA and all of the related SPVs, ROAR 1 SPV Finance LLC and ROAR 2 SPV Finance LLC. Under the terms of the Second Lien Loan the Company is subject to certain covenants, as defined. The Company used the Second Lien Loan proceeds for general corporate purposes. On August 27, 2021, the Company entered into a Second Amendment to the Loan and Security Agreement that refinanced the Second Lien Loan and increased principal borrowings up to an aggregate principal amount of $25,000, and with Monroe Capital Management Advisors, LLC replacing MLi Subdebt Facility 1 LLC as collateral agent and administrative agent for the lenders. The other material terms of the loan remained the same. Upon the consummation of the Business Combination, the Company repaid the original $5,000 principal balance owed to MLi Subdebt Facility 1 LLC, together with accrued interest and fees. As of December 31, 2021, the $20,000 principal balance owed to affiliates of Monroe Capital Management Advisors, LLC remained outstanding.

First Lien Loan — In July 2020, the Company entered into a Loan and Security Agreement (“First Lien Loan”) with a bank for a $25.0 million first-lien loan facility consisting of a $20.0 million revolving credit line and $5.0 million term loan. The revolving line bears interest at the greater of (i) Wall Street Journal Prime Rate plus 2.25% and (ii) 6.50%. As of December 31, 2021, the revolving line interest rate was 6.5%. The revolving line matures on May 1,

2022. The term loan bears interest at the greater of (i) Wall Street Journal Prime Rate plus 3.25% and (ii) 7.50%. As of December 31, 2021, the term loan interest rate was 7.5%. Interest only on the term loan was payable until September 1, 2021, and thereafter outstanding principal is payable in thirty-nine equal instalments through the facility maturity date of May 1, 2024. The First Lien Loan is secured on a first-priority basis by all assets of the Company, including capital stock of all subsidiaries, except for capital stock and assets in certain excluded subsidiaries, as defined, including IIA and all of the related SPVs, ROAR 1 SPV Finance LLC and ROAR 2 SPV Finance LLC. Under the terms of the First Lien Loan, the Company is subject to certain covenants, as defined. Additionally, the Company granted the bank lender warrants to receive 12,792 shares of Legacy MoneyLion Common Stock, at an exercise price as defined in the First Lien Loan, which were exercised as part of the Business Combination. The Company used the First Lien Loan proceeds to repay in full the 6.75% Bank Loan and for general corporate purposes. As of December 31, 2021, $24,028 of principal remained outstanding.

Subordinated Convertible Notes — In December 2020, the Company sold to a third-party lender $10,000 of 3% subordinated convertible notes maturing on July 31, 2021, the proceeds of which were used to conduct its business.

In January 2021, the Company sold to third-party lenders $36,750 of 3% subordinated convertible notes as part of the same series of notes issued in December 2020 maturing on July 31, 2021 (collectively, the “Subordinated Convertible Notes”), the proceeds of which were used to conduct its business. Upon maturity or certain events, the Subordinated Convertible Notes could have been converted into preferred shares at conversion prices as defined in the Subordinated Convertible Notes. In July 2021, the Subordinated Convertible Note agreements were amended to extend the maturity date to September 30, 2021. The Company elected the fair value option to account for the Subordinated Convertible Notes. The Company recorded the Subordinated Convertible Notes at fair value and subsequently remeasured it to fair value at the reporting date. Changes in fair value were recognized as a component of operating expenses in the consolidated statements of operations under Change in fair value of subordinated convertible notes. On September 22, 2021, the Business Combination was completed and the Subordinated Convertible Notes were converted into a total of 10,068,133 shares of MoneyLion Class A Common Stock. Prior to the conversion, the carrying value of the Subordinated Convertible Notes was $92,627.

Other Debt —

In August 2016, the Company entered into a $50,000 credit and security agreement (the “2016 Credit Agreement”) with a lender for the funding of finance receivables. The 2016 Credit Agreement allowed for increases in the maximum borrowings under the agreement up to $500,000, bore interest at a rate as defined in the 2016 Credit Agreement and matured in February 2023. The 2016 Credit Agreement also required the Company to adhere to certain financial covenants along with certain other financial reporting requirements. The Company did not meet certain of these covenant requirements as of December 31, 2019, for which it received a waiver from the lender. The 2016 Credit Agreement was terminated upon the Business Combination Closing by mutual agreement of the Company and the lender; there was no outstanding balance under the 2016 Credit Agreement at the time of termination.

In connection with the 2016 Credit Agreement, the Company granted warrants allowing the lender to purchase up to 2.5% of Legacy MoneyLion’s outstanding common stock, or 255,402 warrants. All tranches were exercised and converted into MoneyLion Class A Common Stock in connection with the Business Combination.

In April 2020, the Company borrowed $3,207 from a bank under the U.S. Small Business Administration’s (“SBA”) Paycheck Protection Program introduced as part of the U.S. Government’s COVID-19 relief efforts (the “PPP Loan”). In June 2021, the SBA approved the Company’s application for forgiveness with respect to the entire outstanding balance of the PPP Loan of $3,207 which resulted in a gain which is included as a component of other operating (income) expenses in the consolidated statements of operations during the twelve months ended December 31, 2021.

In September 2021, ROAR 1 SPV Finance LLC, an indirect wholly owned subsidiary of the Company (the “ROAR 1 SPV Borrower”), entered into a $100,000 credit agreement (the “ROAR 1 SPV Credit Facility”) with a lender for the funding of finance receivables, which secure the ROAR 1 SPV Credit Facility. The ROAR 1 SPV Credit

Facility allows for increases in maximum borrowings under the agreement of up to $200,000, bears interest at a rate of 12.5% and matures in March 2025, unless it is extended to March 2026. Under the terms of the ROAR 1 SPV Credit Facility, the ROAR 1 SPV Borrower is subject to certain covenants. As of December 31, 2021, there was a $78,000 outstanding principal balance under the ROAR 1 SPV Credit Facility. The principal balance is secured by $61,732 of finance receivables.

In December 2021, ROAR 2 SPV Finance LLC, an indirect wholly owned subsidiary of the Company (the “ROAR 2 SPV Borrower”), entered into a $125,000 credit agreement (the “ROAR 2 SPV Credit Facility”) with a lender for the funding of finance receivables, which secure the ROAR 2 SPV Credit Facility. The ROAR 2 SPV Credit Facility allows for increases in maximum borrowings under the agreement of up to $300,000, bears interest at a rate of 12.5% and matures in December 2025, unless it is extended to December 2026. Under the terms of the ROAR 2 SPV Credit Facility, the ROAR 2 SPV Borrower is subject to certain covenants. As of December 31, 2021, there was a $68,000 outstanding principal balance under the ROAR 2 SPV Credit Facility. The principal balance is secured by $48,145 of finance receivables.

Debt Maturities — Of the principal related to the Company’s debt agreements, $35,000, $8,333, $695 and $146,000 will be repaid during the years ended December 31, 2022, 2023, 2024 and 2025, respectively.